Shareholder Report, Average Annual Return (Details) 195665_Tweedy Browne Insider Value ETF_TF_TSR Annual {TF}	12 Months Ended	20 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
Tweedy Browne Insider + Value ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tweedy Browne Insider + Value ETF NAV
Average Annual Return, Percent	32.00%	32.81%
MSCI World Index Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index Net (USD)
Average Annual Return, Percent	20.37%	19.26%